Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-Based Compensation Expense
Total stock-based compensation expense consists of the following:

	Years Ended 31 March
(Millions of US dollars)	2020	2019	2018
Liability Awards Expense (Income)	$2.8	$(0.6)	$5.6
Equity Awards Expense	10.3	12.5	11.1
Total stock-based compensation expense	$13.1	$11.9	$16.7

Summary of Stock Options Available for Grant
The following table summarizes the Company’s shares available for grant as options, restricted stock units or other equity instruments under the LTIP and 2001 Plan at 31 March 2020, 2019 and 2018:

Shares Available for Grant
Balance at 31 March 2018	25,458,910
Granted	(1,714,094)
Balance at 31 March 2019	23,744,816
Granted	(800,437)
Balance at 31 March 2020	22,944,379

Restricted Stock Unit Activity
The following table summarizes the Company’s restricted stock unit activity during the noted period:

	Restricted Stock Units	Weighted Average Fair Value at Grant Date (A$)
Non-vested at 31 March 2018	4,137,592	14.63
Granted	1,714,094	14.12
Vested	(745,787)	15.53
Forfeited	(844,391)	13.71
Non-vested at 31 March 2019	4,261,508	14.47
Granted	800,437	18.08
Vested	(874,835)	16.21
Forfeited	(1,024,673)	15.21
Non-vested at 31 March 2020	3,162,437	14.64

Assumptions Used for Restricted Stock Grants
The following table includes the assumptions used for restricted stock grants (market condition) valued during the fiscal years ended 31 March 2020 and 2019, respectively:

Vesting Condition:	Market	Market	Market	Market	Market
	FY20	FY20	FY20	FY19	FY19
Date of grant[1]	25 Feb 2020	20 Sep 2019	9 Aug 2019	6 Sep 2018	17 Aug 2018
Dividend yield (per annum)	2.9%	3.1%	3.1%	3.0%	3.0%
Expected volatility	26.6%	26.6%	27.8%	26.8%	28.1%
Risk free interest rate	1.2%	1.6%	1.6%	2.7%	2.7%
Expected life in years	2.5	2.9	2.0	2.9	3.0
JHX stock price at grant date (A$)	29.54	24.69	21.68	20.87	22.00
Number of restricted stock units	6,676	477,979	18,518	49,381	663,738